Advances from customers (Tables)	12 Months Ended
Jun. 30, 2025
Advances from customers
Explanation of significant changes in contract assets and contract liabilities

(a)    Movement in the year

	2025	2024	2023

Opening balance	235,037	488,578	320,560

Revenue recognized that was included in the contract liability balance at the beginning of the year	(520,227)	(670,862)	(320,560)
Increase in advances	369,134	376,563	427,463
Advances from acquired companies	—	40,758	61,115

Ending balance	83,944	235,037	488,578